Note 15 - Commitments and Contingencies: Schedule of Rent Expense (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Rent Expense

	Three months ended March 31,		Six months ended March 31,
	2017	2016	2017	2016
Mineral exploration expenses	$12,900	$15,000	$25,800	$31,050
Other general and administrative expenses	10,500	10,500	21,000	21,000
Total	$23,400	$25,500	$46,800	$52,050

	2016	2015
Mineral exploration expenses	$56,850	$39,900
Other general and administrative expenses	42,000	42,000
Total	$98,850	$81,900